Equity Accounted Investees - Access Biologicals LLC (Details) € in Thousands, $ in Millions		12 Months Ended
	Jan. 12, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Movement in the investments in equity-accounted investees
Balance		€ 219,009	€ 201,345	€ 76,728
Acquisitions		12,222	80,685	136,072
Share of profit / (losses)		(11,038)	(19,887)	6,933
Share of other comprehensive income / translation differences		9,270	(27,134)	10,671
Collected dividends		(3,058)
Balance		€ 226,905	€ 219,009	€ 201,345
Access Biologic Acquisition
Equity Accounted Investees
Ownership interest (as a percent)	49.00%	49.00%	49.00%
Option to purchase remaining voting rights (as a percent)	51.00%
Option to purchase remaining voting rights, term (in years)	5 years
Movement in the investments in equity-accounted investees
Balance		€ 44,219
Acquisitions	$ 51		€ 48,383
Share of profit / (losses)		3,039	1,830
Share of other comprehensive income / translation differences		2,073	(5,994)
Collected dividends		(1,589)
Balance		€ 47,742	€ 44,219